Inventory - Schedule of Inventory, Current (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw material	$ 272	$ 231	$ 245
Work in process	127	14	23
Finished goods	104	255	249
Inventories, net	$ 503	$ 500	$ 517